June 7, 2019

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Asset Trust

CIK 0001018593

(File No. 811-07705)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of Virtus Asset Trust, on behalf of the Virtus SGA International Growth Fund (formerly Virtus WCM International Equity Fund).

Any questions or comments with respect to the filing referenced above may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq. Jennifer S. Fromm Ann Flood